Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of company’s restricted cash
December 31, 2020
Restricted cash in banks and other financial institutions	$16,986,667
Restricted cash in other guaranteed creditors	8,888,889
$25,875,556